UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Report to Shareholders

Cash Reserves Fund	April 30, 2017

The views and opinions in this report were current as of April 30, 2017. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

The Federal Reserve raised short-term interest rates twice in our reporting period, once in December 2016 and then again at its March meeting, as economic growth appeared sufficiently strong for the central bank to lessen the accommodative monetary policies that have persisted since the 2008 financial crisis. Both of the rate hikes increased short-term rates by 25 basis points, resulting in the Fed’s target range for rates being 0.75% to 1.00% as of April 30, 2017. The moves by the central bank helped money market returns begin to move above the near-zero levels where they have long been anchored.

Your fund returned 0.20% for the six-month period ended April 30, 2017, performing approximately in line with the Lipper Money Market Funds Index.

ECONOMY AND INTEREST RATES

After growing at an average pace of 1.9% over the four quarters of 2016, gross domestic product growth slowed to a 0.7% pace in the first three months of 2017, according to the Commerce Department’s initial estimate. While first-quarter growth was weak, the underlying trend of moderate U.S. economic expansion seems to remain in place, and we believe growth is likely to rebound to roughly 2.5% over the balance of the year. Although the pace of employment growth has moderated compared with the last few years, the labor market remains strong, and wage growth has picked up. Inflation is higher than a year ago, but any further increases are likely to be gradual as energy prices level off.

The continued strong demand for Treasury securities and other government obligations drove their prices higher (and yields lower) relative to other asset classes, but in absolute terms yield levels did rise with the Fed rate hikes. Three-month Treasury bill yields began the reporting period at 0.34% and steadily increased to end the period at 0.80%, while one-year Treasury bill yields began the period at 0.66% and ended the period at 1.07%. The overwhelming demand for these high-quality investments has kept the short end of the Treasury yield curve very flat.

PORTFOLIO REVIEW

Three-month LIBOR, a reference rate for bank funding levels, rose from 0.88% to 1.17% over the reporting period. Higher LIBOR rates meant the fund was able to invest in debt issued by banks and corporations at more attractive rates. As shown in the Security Diversification table on page 3, commercial paper and medium-term notes made up the largest segment of the fund at the end of the reporting period.

The yields produced by municipal variable rate securities eventually moved higher too—reaching a level equivalent with other money market rates—and they continue to make up a significant portion of fund assets. Notwithstanding their lower rates, the fund continues to hold Treasuries for their liquidity and diversification benefits.

As shown in the Portfolio Characteristics table, the fund’s weighted average maturity and weighted average life finished the period longer than they were six months ago. In anticipation of money fund reform and expected large asset shifts within the industry, we had taken a defensive posture and reduced the fund’s maturity profile by the start of the reporting period. After the reform deadline passed in October 2016, we extended the weighted average maturity and weighted average life.

The fund’s weighted average maturity was slightly longer than our average competitor at the end of the reporting period, based on our view that the Fed will be quite deliberate in its rate increases. As rates increase, we will have the flexibility to invest in higher-yielding securities as they become available.

OUTLOOK

With employment gains remaining solid and inflation pressures contained, we can expect the Fed to continue its deliberate path toward higher rates over the course of the year. Fed deliberations suggest it may begin drawing down its inflated balance sheet in early 2018, at which time we would expect a pause in the Fed’s rate increases. Still, higher short-term rates are a welcome change for money market investors after the zero-rate environment that continued for years following the financial crisis. We remain committed to managing a high-quality, diversified portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our shareholders.

As always, thank you for investing with T. Rowe Price.

Respectfully submitted,

Joseph K. Lynagh
Chairman of the fund’s Investment Advisory Committee

May 16, 2017

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISK OF INVESTING IN A NONGOVERNMENT MONEY FUND

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

GLOSSARY

Basis point: One one-hundredth of one percentage point, or 0.01%.

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

LIBOR: The London Interbank Offered Rate is a benchmark for short-term taxable rates.

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

SEC yield (7-day simple): A method of calculating a money fund’s yield by annualizing the fund’s net investment income for the last seven days of each period divided by the fund’s net asset value at the end of the period. Yield will vary and is not guaranteed.

Weighted average life: A measure of a fund’s credit quality risk. In general, the longer the average life, the greater the fund’s credit quality risk. The average life is the dollar-weighted average maturity of a portfolio’s individual securities without taking into account interest rate readjustment dates. Money funds must maintain a weighted average life of less than 120 days.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Yield curve: A graph depicting the relationship between yields and maturity dates for a set of similar securities. A security with a longer maturity usually has a higher yield. If a short-term security offers a higher yield, then the curve is said to be “inverted.” If short- and long-term bonds are offering equivalent yields, then the curve is said to be “flat.”

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

FINANCIAL HIGHLIGHTS — For a share outstanding throughout each period

	6 Months Ended 4/30/17	Year Ended 10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
NET ASSET VALUE						
Beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Investment activities						
Net investment income (1)	– (2)	– (2)(3)	– (2)(3)	– (2)(3)	– (2)(3)	– (2)(3)
Net realized and unrealized gain/loss	– (2)	– (2)	– (2)	– (2)	– (2)	– (2)
Total from Investment activities	– (2)	– (2)	– (2)	– (2)	– (2)	– (2)
Distributions						
Net investment income	– (2)	– (2)	– (2)	– (2)	– (2)	– (2)
NET ASSET VALUE						
End of Period	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**

Ratios/Supplemental Data

	6 Months Ended 4/30/17	Year Ended 10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Total return (4)	0.20%	0.08% (3)	0.01% (3)	0.01% (3)	0.01% (3)	0.01% (3)
Ratio of total expenses to average net assets	0.45% (5)	0.41% (3)	0.19% (3)	0.15% (3)	0.19% (3)	0.28% (3)
Ratio of net investment income to average net assets	0.41% (5)	0.06% (3)	0.01% (3)	0.01% (3)	0.01% (3)	0.01% (3)
Net assets, end of period (in millions)	$ 2,230	$ 2,177	$ 5,032	$ 5,799	$ 6,057	$ 5,620

(1) Per share amounts calculated using average shares outstanding method.

(2) Amounts round to less than $0.01 per share.

(3) See Note 5. Includes the effect of voluntary management fee waivers and operating expense reimbursements of 0.04%, 0.26%, 0.30%, 0.26%, and 0.17% of average net assets for the years ended 10/31/16, 10/31/15, 10/31/14, 10/31/13, and 10/31/12, respectively.

(4) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(5) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
ASSET-BACKED COMMERCIAL PAPER 8.1%		
CAFCO, 1.05%, 6/2/17 (1)	17,500	17,484
Chariot Funding, 1.15%, 7/10/17 (1)	13,750	13,719
Charta, 0.99%, 5/9/17 (1)	6,800	6,798
Charta, 1.15%, 6/20/17 (1)	10,000	9,984
CRC Funding, 0.99%, 5/19/17 (1)	17,000	16,992
Fairway Finance, VR, 1.183%, 9/20/17 (1)	17,250	17,250
Liberty Street Funding, 1.20%, 8/23/17 (1)	5,000	4,981
Liberty Street Funding, 1.24%, 8/2/17 (1)	17,250	17,195
Manhattan Asset Funding, 1.00%, 5/10/17 (1)	7,900	7,898
Manhattan Asset Funding, 1.00%, 5/11/17 (1)	9,000	8,997
Manhattan Asset Funding, 1.14%, 7/20/17 (1)	5,000	4,987
Old Line Funding, 1.07%, 6/13/17 (1)	17,400	17,378
Starbird Funding, 1.44%, 9/21/17 (1)	20,000	19,886
Thunder Bay Funding, 1.16%, 6/15/17 (1)	3,000	2,996
Thunder Bay Funding, VR, 1.192%, 9/27/17 (1)	14,500	14,500
Total Asset-Backed Commercial Paper (Cost $181,045)		181,045
CERTIFICATES OF DEPOSIT 6.7%		
Canadian Imperial Bank of Commerce VR, 1.585%, 10/13/17 (2)	4,250	4,250
Chase Bank, VR, 1.455%, 1/9/18 (3)	15,000	15,000
Citibank, 1.07%, 6/5/17 (3)	17,000	17,000
Commonwealth Bank of Australia, VR, 1.581%, 9/28/17 (2)	8,500	8,513
Credit Suisse, 1.41%, 11/21/17 (2)	5,000	5,000
Credit Suisse, 1.43%, 5/22/17 (2)	7,500	7,500
KBC Bank, 1.14%, 7/25/17 (2)	19,000	19,000
KBC Bank, 1.14%, 7/26/17 (2)	3,500	3,500
Royal Bank of Canada, VR, 1.313%, 3/20/18 (2)	8,000	8,000
Royal Bank of Canada, VR, 1.406%, 12/8/17 (2)	2,500	2,500
Skandinaviska Enskilda Banken, 1.26%, 5/26/17 (2)	6,000	6,001

Standard Chartered Bank, VR, 1.332%, 8/25/17 (2)	16,250	16,250
Toronto-Dominion Bank, 1.20%, 8/11/17 (2)	2,500	2,500
Toronto-Dominion Bank, VR, 1.534%, 8/10/17 (2)	15,000	15,000
Wells Fargo Bank, VR, 1.464%, 6/1/17 (3)	8,800	8,801
Wells Fargo Bank, VR, 1.636%, 9/22/17 (3)	5,000	5,005
WestPac Banking, 1.15%, 5/2/17 (2)	5,000	5,000
Total Certificates of Deposit (Cost $148,820)		148,820

FINANCIAL COMPANY COMMERCIAL PAPER 13.2%

ABN AMRO Funding, 1.36%, 8/30/17 (1)	6,750	6,719
ABN AMRO Funding, 1.37%, 10/27/17 (1)	5,000	4,966
ABN AMRO Funding, 1.39%, 10/6/17 (1)	10,000	9,939
ASB Finance, VR, 1.602%, 9/8/17 (1)	5,200	5,209
Australia & New Zealand Banking, 1.14%, 9/1/17	17,050	16,984
Bank of Tokyo-Mitsubishi, 1.31%, 8/3/17	9,500	9,467
Bank of Tokyo-Mitsubishi, 1.34%, 10/20/17	4,750	4,720
Bank of Tokyo-Mitsubishi, 1.39%, 9/18/17	7,500	7,459
BNP Paribas, 1.00%, 5/15/17	9,000	8,996
BNP Paribas, 1.32%, 10/23/17	8,000	7,949
BNP Paribas, 1.34%, 10/3/17	4,750	4,723
BPCE, 1.20%, 5/1/17 (1)	7,750	7,750
Canadian Imperial Bank of Commerce, 1.49%, 1/9/18 (1)	14,000	13,853
Credit Agricole, 1.01%, 5/3/17	18,000	17,999
Danske, 1.09%, 7/17/17 (1)	7,000	6,984
Danske, 1.22%, 7/5/17 (1)	5,500	5,488
Danske, 1.25%, 6/8/17 (1)	4,000	3,995
Danske, 1.50%, 11/1/17 (1)	535	531
DNB Nor Bank, VR, 1.092%, 10/27/17 (1)	19,000	19,000
HSBC USA, VR, 1.332%, 6/19/17 (1)	14,000	14,000
Massachusetts Mutual Life Insurance, 0.89%, 5/19/17 (1)	9,000	8,996

Massachusetts Mutual Life Insurance, 0.90%, 5/16/17 (1)	8,000	7,997
Nationwide Building Society, 1.15%, 8/2/17 (1)	3,000	2,991
Nationwide Building Society, 1.22%, 6/5/17 (1)	19,000	18,977
Natixis, 1.01%, 5/31/17	1,000	999
Nordea Bank, 1.075%, 8/17/17 (1)	4,000	3,987
Nordea Bank, 1.09%, 8/21/17 (1)	11,750	11,710
Rabobank Nederland, 1.18%, 8/1/17	8,940	8,913
Skandinaviska Enskilda Banken, 1.05%, 5/3/17 (1)	7,000	7,000
Skandinaviska Enskilda Banken, 1.16%, 7/26/17 (1)	4,100	4,089
Standard Chartered Bank, 1.36%, 10/23/17 (1)	5,750	5,712
Svenska Handelsbanken, 1.10%, 6/9/17 (1)	17,250	17,229
Swedbank, 0.97%, 5/30/17	3,000	2,998
Swedbank, 1.02%, 5/3/17	6,700	6,700
Swedbank, 1.05%, 5/22/17	4,000	3,998
Swedbank, 1.14%, 7/24/17	2,200	2,194
Toronto-Dominion Holdings, 1.35%, 10/5/17 (1)	2,500	2,485
Total Financial Company Commercial Paper (Cost $293,706)		293,706

NON-FINANCIAL COMPANY COMMERCIAL PAPER 21.5%

American Honda Finance, 1.23%, 10/23/17	18,000	17,892
Baptist Health South Florida, 1.00%, 5/4/17	19,600	19,598
BASF, 1.00%, 6/26/17 (1)	16,000	15,975
BMW U.S. Capital, 0.91%, 6/9/17 (1)	6,000	5,994
Caterpillar, 1.05%, 5/19/17	10,000	9,995
Caterpillar, 1.15%, 5/1/17	6,500	6,500
Charlotte-Mecklenburg Hospital Auth., Carolinas Healthcare, 1.00%, 5/10/17	14,750	14,746
Charlotte-Mecklenburg Hospital Auth., Carolinas Healthcare, 1.00%, 5/24/17	3,000	2,998
Coca-Cola, 0.95%, 7/17/17 (1)	4,000	3,992
Coca-Cola, 0.96%, 7/17/17 (1)	7,000	6,986

Coca-Cola, 1.10%, 9/21/17 (1)	6,400	6,372
Kaiser Permanente, 0.95%, 5/4/17	18,000	17,999
KfW, 0.98%, 6/9/17 (1)	16,500	16,482
KfW, 1.06%, 8/4/17 (1)	3,800	3,789
Los Angeles Airport, 1.02%, 5/16/17	10,550	10,545
Los Angeles Metro Transportation Auth. Series ATSM, TECP, 1.10%, 6/13/17	6,000	6,000
Los Angeles Metro Transportation Auth. Series ATSM, TECP, 1.20%, 7/3/17	12,650	12,650
Los Angeles Municipal Improvement Corp., Series B-1 TECP, 1.00%, 5/2/17	4,250	4,250
Massachusetts Ed. Fin. Auth., Series A, TECP, 1.12%, 7/11/17	7,000	7,000
National Railroad Passanger, 1.25%, 6/20/17	16,750	16,721
Northwestern Memorial Healthcare, 1.05%, 6/15/17	16,000	15,979
Ohio Higher Ed. Fac. Commission, 0.98%, 5/17/17	9,000	8,996
Ohio Higher Ed. Fac. Commission, 1.15%, 7/20/17	8,000	7,980
Pfizer, 1.03%, 7/17/17 (1)	20,000	19,956
Philadelphia Airport, Series CC2, TECP, 1.00%, 5/1/17	11,600	11,600
Philadelphia Airport, Series CC2, TECP, 1.00%, 5/8/17	3,000	3,000
Philip Morris International, 0.93%, 5/8/17 (1)	16,750	16,747
Province of Ontario, 0.88%, 6/15/17	14,600	14,584
Reckitt Benckiser, 0.88%, 5/2/17 (1)	2,710	2,710
Sentara Healthcare, 0.98%, 5/2/17	15,200	15,200
Sentara Healthcare, 1.04%, 6/6/17	4,650	4,650
Siemens Capital, 1.01%, 6/22/17	12,166	12,148
SSM Healthcare, Series A, 1.15%, 6/20/17	9,600	9,585
St. Joseph County, Univ. of Notre Dame, 1.10%, 6/1/17	16,000	15,985
Total Capital Canada, 1.03%, 7/5/17 (1)	20,300	20,262
Toyota Motor Credit, VR, 1.354%, 5/26/17	24,250	24,250
Trinity Health, 1.00%, 5/2/17	12,600	12,600
Unilever Capital, 1.02%, 7/3/17	13,000	12,977

Unitypoint Health, 0.95%, 5/8/17	6,508	6,507
Univ. of California Regents, Series B, 1.00%, 6/1/17	4,000	3,997
Univ. of California Regents, Series B, 1.00%, 6/15/17	14,250	14,232
Univ. of Chicago, 1.00%, 6/20/17	18,250	18,225
Total Non-Financial Company Commercial Paper (Cost $478,654)		478,654

OTHER INSTRUMENTS 16.4%

Apple, VR, 1.084%, 5/12/17	6,250	6,250
Apple, VR, 1.285%, 5/3/18	6,000	6,016
Bank of America, 1.22%, 7/5/17	16,000	16,000
BB&T, 1.60%, 8/15/17	6,351	6,355
Berkshire Hathaway, VR, 1.652%, 3/7/18	15,450	15,529
BPCE, VR, 1.766%, 6/23/17	10,400	10,407
Chevron Corporation, 1.344%, 11/9/17	5,750	5,753
Chevron Corporation, VR, 1.398%, 11/9/17	4,000	4,009
Commonwealth Bank of Australia, 1.90%, 9/18/17	7,800	7,818
Credit Suisse/New York, 1.375%, 5/26/17	9,500	9,501
ExxonMobil, VR, 1.105%, 3/1/18	11,920	11,924
General Dynamics, 1.00%, 11/15/17	3,507	3,502
General Electric, 5.25%, 12/6/17	2,285	2,340
Home Depot, VR, 1.501%, 9/15/17	17,000	17,029
HSBC USA, 1.50%, 11/13/17	3,918	3,917
IBM, VR, 1.502%, 8/18/17	3,100	3,105
National Australia Bank Limited, 1.30%, 6/30/17 (4)	11,000	11,004
National Australia Bank Limited, VR, 1.432%, 6/30/17 (4)	4,275	4,277
New York Life Global Funding, 1.30%, 10/30/17 (4)	2,464	2,465
New York Life Global Funding, 1.45%, 12/15/17 (4)	6,000	6,004
New York Life Global Funding, 1.65%, 5/15/17 (4)	6,290	6,292
New York Life Global Funding, VR, 1.55%, 4/6/18 (4)	6,000	6,023
Oracle, VR, 1.35%, 7/7/17	16,345	16,354

Paccar Financial, 1.10%, 6/6/17	3,000	3,000
Paccar Financial, VR, 1.29%, 6/6/17	4,285	4,286
PepsiCo, 1.125%, 7/17/17	6,800	6,801
PepsiCo, VR, 1.408%, 7/17/17	3,500	3,503
PNC Bank, 1.50%, 10/18/17	7,415	7,423
Principal Life Global Funding II, 1.20%, 5/19/17 (4)	11,880	11,880
Principal Life Global Funding II, 1.50%, 9/11/17 (4)	7,556	7,561
Roche Holdings, 1.35%, 9/29/17 (4)	16,705	16,707
Royal Bank of Canada, 1.40%, 10/13/17	7,450	7,451
Schlumberger Investment, 1.25%, 8/1/17 (4)	14,800	14,803
Shell International Finance, 1.125%, 8/21/17	2,820	2,820
Shell International Finance, 1.25%, 11/10/17	4,720	4,721
Shell International Finance, VR, 1.354%, 5/10/17	6,780	6,781
Statoil, 1.25%, 11/9/17	2,795	2,795
Statoil, 3.125%, 8/17/17	9,360	9,413
Statoil, VR, 1.238%, 11/9/17	10,000	10,005
Swedbank, 2.125%, 9/29/17 (4)	4,000	4,012
The Walt Disney Company, 0.875%, 5/30/17	4,000	4,000
U.S. Bank, 1.375%, 9/11/17	6,450	6,451
U.S. Bank, VR, 1.503%, 8/23/17	9,500	9,511
UBS, 1.375%, 6/1/17	8,400	8,401
UBS, VR, 1.615%, 6/1/17	10,000	10,003
Westpac Banking, 1.20%, 5/19/17	11,948	11,949
Westpac Banking, 2.00%, 8/14/17	10,000	10,022
Total Other Instruments (Cost $366,173)		366,173

U.S. TREASURY DEBT 13.9%

U.S. Treasury Notes, FRN, 0.899%, 7/31/17	71,800	71,800
U.S. Treasury Notes, FRN, 0.962%, 1/31/19	68,300	68,300
U.S. Treasury Notes, FRN, 0.99%, 10/31/17	55,400	55,398

U.S. Treasury Notes, FRN, 0.992%, 10/31/18	6,080	6,080
U.S. Treasury Notes, FRN, 0.996%, 7/31/18	24,600	24,598
U.S. Treasury Notes, FRN, 1.012%, 4/30/18	42,000	42,000
U.S. Treasury Notes, FRN, 1.094%, 1/31/18	42,000	42,005
Total U.S. Treasury Debt (Cost $310,181)		310,181

VARIABLE RATE DEMAND NOTES 21.3%

Alaska HFC, Series A, VRDN, 0.94%, 5/1/17 (5)	20,790	20,790
Baltimore City, Parking Revenue, VRDN, 0.95%, 5/5/17	25,000	25,000
Charlotte, NASCAR, Series D, VRDN, 0.97%, 5/5/17	24,000	24,000
Colorado HFA, SCL Health, Series C, VRDN, 0.90%, 5/5/17	12,000	12,000
Colorado Housing Fin. Auth., Multi-Family, Series B1 VRDN, 0.97%, 5/5/17	23,585	23,585
Delaware HFA, Christiana Care, Series A, VRDN, 0.87%, 5/1/17	17,000	17,000
Florida Municipal Power Agency, Series C VRDN, 0.91%, 5/1/17	16,125	16,125
Harris County Cultural Ed. Fac., Houston Methodist, Series C2 VRDN, 0.87%, 5/1/17	15,100	15,100
Illinois Fin. Auth., Carle Foundation, Series E VRDN, 0.90%, 5/5/17	25,000	25,000
Illinois Fin. Auth., Univ. of Chicago Medical, Series E1 VRDN, 0.85%, 5/1/17	650	650
Indiana Fin. Auth., Duke Energy, Series A5 VRDN, 0.85%, 5/1/17	1,500	1,500
Johnson City Health & Ed. Fac. Board, Series B VRDN, 0.95%, 5/5/17	10,480	10,480
Louisville & Jefferson County Airport, Series A VRDN, 0.91%, 5/1/17 (5)	2,850	2,850
Louisville & Jefferson County Airport, Series B VRDN, 0.89%, 5/1/17 (5)	11,900	11,900
Maryland CDA, Series B, VRDN, 0.94%, 5/5/17	11,900	11,900
Maryland Economical Dev. Corp., Howard Hughes Medical VRDN, 0.91%, 5/5/17	23,000	23,000

Maumelle, Kimberly-Clark, Series 2015 VRDN, 0.95%, 5/5/17 (4)	17,300	17,300
Metropolitan Transportation Auth. of New York, Dedicated Tax Series A-1, VRDN, 0.86%, 5/1/17	10,825	10,825
Michigan Fin. Auth., GO, VRDN, 0.93%, 5/5/17	180	180
Michigan Fin. Auth., GO, VRDN, 0.93%, 5/5/17	25,000	25,000
Montgomery County Housing Opportunities Commission Single Family, Series E, VRDN, 0.95%, 5/5/17	8,315	8,315
Murray City, IHC Health, Series D, VRDN, 0.83%, 5/1/17	7,550	7,550
New York City Housing Dev., Multi-Family Housing, Series A VRDN, 0.95%, 5/5/17	22,105	22,105
New York City Transitional Fin. Auth., Future Tax, Series A5 VRDN, 0.86%, 5/1/17	5,800	5,800
New York State Energy Research & Dev., Series A4 VRDN, 0.93%, 5/5/17 (5)	23,200	23,200
New York State Housing Fin. Agency, 160 Madison Ave. Series A, VRDN, 0.91%, 5/1/17	10,000	10,000
New York State Housing Fin. Agency, 160 Madison Ave. Series B, VRDN, 0.95%, 5/1/17	9,345	9,345
New York State Mortgage Agency, Series 144 VRDN, 0.93%, 5/1/17 (5)	21,350	21,350
North Carolina Medical Care Commission, Cone Health Series B, VRDN, 0.84%, 5/1/17	1,050	1,050
Providence Health & Services, VRDN, 0.98%, 5/5/17	24,745	24,745
Southern Ute Indian Tribe, VRDN, 1.05%, 5/5/17	25,000	25,000
Wisconsin Housing and Economic Dev., Series F VRDN, 1.00%, 5/5/17	23,125	23,125
Total Variable Rate Demand Notes (Cost $475,770)		475,770
Total Investments in Securities **101.1% of Net Assets (Cost $2,254,349)**		**$ 2,254,349**

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $489,917 and represents 22.0% of net assets.

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Summit Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Cash Reserves Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Income distributions are declared daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date.

New Accounting Guidance In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On April 30, 2017, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements The fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At April 30, 2017, the cost of investments for federal income tax purposes was $2,254,349,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and other non-recurring expenses permitted by the investment management agreement are paid directly by the fund.

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2017, no shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. None of the Spectrum Funds or Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds and Retirement Funds.

Expenses allocated to the fund under these special servicing agreements are borne by Price Associates, pursuant to its all-inclusive fee agreement. At April 30, 2017, no shares of the fund were held by the Spectrum Funds and Retirement Funds.

In addition, other mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price funds and accounts) may invest in the fund and are not subject to the special servicing agreements disclosed above. No Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 3017, none of the fund’s outstanding shares were held by Price funds and accounts.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2017, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 6 - INTERFUND LENDING PROGRAM

Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended April 30, 2017, the fund earned $8,000 in interest income related to loans made to other funds on 17 days in the average amount of $10,665,000 and at an average annual rate of 1.59%. At April 30, 2017, there were no loans outstanding.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at an in-person meeting held on March 6–7, 2017 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2016, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays the Advisor a single fee, or all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Advisor to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Board also noted that an arrangement is in place whereby the Advisor may voluntarily waive all or a portion of the management fee it is entitled to receive from the fund or pay all or a portion of the fund’s operating expenses in order to maintain a zero or positive net yield for the fund. The Board concluded that, based on the profitability data it reviewed and consistent with this all-inclusive management fee structure, the Advisory Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and non-management expenses of the fund to a group of competitor funds selected by Broadridge (Expense Group) and (ii) total expenses, actual management fees, and non-management expenses of the fund to a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after paying the fund’s operating expenses, as well as any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflects the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth quintile (Expense Group), the fund’s actual management fee rate ranked in the third quintile (Expense Group) and fourth quintile (Expense Universe), and the fund’s total expenses ranked in the first and second quintiles (Expense Group) and second and third quintiles (Expense Universe).

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 15, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 15, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date June 15, 2017